Equity	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
As at December 31, 2020, the Partnership's capital structure was comprised of three classes of partnership units; Class A common units, Class B common units and preferred limited partnership units, in addition to the general partnership interest. The Partnership may issue additional securities at any time and from time to time for such consideration and on such terms and conditions as the General Partner shall determine, without the approval of any Limited Partners.
Limited Partners' Rights
Significant rights of the Class A Common Unitholders include the following:
•The Class A Common Unitholders are entitled to receive, to the extent permitted by law, such distributions as may from time to time be declared by the general partner’s board of directors. Upon any liquidation, dissolution or winding up of the Partnership’s affairs, whether voluntary or involuntary, the Class A Common Unitholders are entitled to receive distributions of the Partnership’s assets, after it has satisfied or made provision for its debts and other obligations and for payment to the holders any class or series of limited partner interests (including the Partnership’s preferred units) having preferential rights to receive distributions of Partnership assets.
•No limited partner has any management power over the Partnership’s business and affairs; the general partner conducts, directs and manages the Partnership's activities.
•The Class A Common Units have no voting rights except as required by the Marshall Islands Limited Partnership Act, but only to the extent that such voting rights under such Act may not be waived.
•Class A Unitholders have certain pre-emptive rights, entitling them to purchase a portion of certain issuances of additional common units (or other securities that have rights and preferences that rank pari passu with the common units).
•The Class A Common Units are subject to certain redemption provisions in connection with any Brookfield Sales Event (as defined in the Partnership’s partnership agreement).
•No Class A Common Unitholder may sell, assign, convey, pledge, transfer or otherwise dispose of any Class A Common Units other than in connection with a Brookfield Sales Event (as defined in the Partnership's partnership agreement), and any sale, assignment, conveyance, pledge, transfer or other disposition of Class A Common Units in violation of the Partnership's partnership agreement, other than by operation of law (including intestacy), shall be null and void.
Significant rights of the Class B Common Unitholders include the following:
•Right to receive distributions of Available Cash (as defined in the Partnership’s partnership agreement) similar to those applicable to the Class A Common Unitholders.
•No limited partner has any management power over the Partnership’s business and affairs; the general partner conducts, directs and manages the Partnership's activities.
•The Class B Common Units are entitled to vote on various matters, as specified in the Partnership’s partnership agreement.
•The general partner may be removed if such removal is approved by the Class B Common Unitholders holding at least 66.67% of the outstanding units voting as a single class, including units held by the general partner and its affiliates.
On January 22, 2020, Brookfield completed its acquisition by merger (or the Merger) of all of the outstanding publicly held and listed common units representing the Partnership's limited partner interests held by parties other than Brookfield (or unaffiliated unitholders) pursuant to an agreement and plan of merger (or the Merger Agreement) among the Partnership, the general partner and certain members of Brookfield. Under the terms of the Merger Agreement, (a) a newly formed subsidiary of Brookfield merged with and into the Partnership, with the Partnership surviving as a wholly owned subsidiary of Brookfield and the Partnership's general partner, and (b) common units held by unaffiliated unitholders were converted into the right to receive $1.55 in cash per common unit (or the cash consideration), other than common units held by unaffiliated unitholders who, as an alternative to receiving the cash consideration, elected to forego the cash consideration and instead receive one of the Partnership's newly designated unlisted Class A Common Unit per common unit held immediately prior to the Merger (or the equity consideration). The Class A Common Units are economically equivalent to the Class B Common Units held by Brookfield following the Merger, but have limited voting rights and limited transferability.
At December 31, 2020, Brookfield held 100% of the Class B Common Units, representing 98.7% of the outstanding common units and 100% of the general partner interest. All of the Partnership's Class A Common Units, representing 1.3% of the Partnership’s outstanding common units, were held by entities other than Brookfield and its affiliates. At December 31, 2020, all of the Partnership’s outstanding Series A Cumulative Redeemable Preferred Units (or the Series A Preferred Units), Series B Cumulative Redeemable Preferred Units (or the Series B Preferred Units) and Series E
Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series E Preferred Units) were held by entities other than Brookfield and its affiliates.
As a result of the Merger, the Partnership's common units that previously existed, were exchanged for either Class A Common Units or Class B Common Units. The net assets ascribed to the previously existing common units immediately preceding the Merger were allocated to the Class A Common Units or Class B Common Units based on their proportionate ownership percentages.
As a result of the Merger, each of the Partnership's outstanding warrants (the Warrants) were automatically canceled and ceased to exist. No consideration was delivered in respect thereof. Pursuant to the terms of the Merger Agreement, the Partnership's outstanding preferred units were unchanged and remain outstanding following the Merger.
Incentive Distribution Rights
As a result of the Merger, the general partner's incentive distribution rights, which granted the holder varying distributions based on the amount of quarterly cash distributions per common unit, were canceled and ceased to exist.
Series A, B and E Preferred Units
In April 2013, the Partnership issued 6.0 million 7.25% Series A Preferred Units in a public offering with an aggregate redemption amount of $150.0 million, for net proceeds of $144.8 million. Pursuant to the partnership agreement, distributions on the Series A Preferred Units to preferred unitholders are cumulative from the date of original issue and are payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. At any time on or after April 30, 2018, the Series A Preferred Units may be redeemed by the Partnership at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions to the date of redemption. These units are listed on the New York Stock Exchange under the symbol "ALIN PR A".
In April 2015, the Partnership issued 5.0 million 8.50% Series B Preferred Units in a public offering with an aggregate redemption amount of $125.0 million, for net proceeds of $120.8 million. Pursuant to the partnership agreement, distributions on the Series B Preferred Units to preferred unitholders are cumulative from the date of original issue and are payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. At any time on or after April 20, 2020, the Series B Preferred Units may be redeemed by the Partnership at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions to the date of redemption. These units are listed on the New York Stock Exchange under the symbol "ALIN PR B".
In January 2018, the Partnership issued 4.8 million 8.875% Series E Preferred Units in a public offering for net proceeds of $116.0 million. Pursuant to the partnership agreement, distributions on the Series E Preferred Units to preferred unitholders are cumulative from the date of original issue, payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. Distributions are payable on the Series E Preferred Units (i) from and including the original issue date to, but excluding, February 15, 2025 at a fixed rate equal to 8.875% per annum of the stated liquidation preference of $25.00 per unit and (ii) from and including February 15, 2025, at a floating rate equal to three-month LIBOR plus 6.407%. These units are listed on the New York Stock Exchange under the symbol "ALIN PR E".
In September 2020, the Partnership announced that it intended to repurchase certain of its outstanding Series A, B and E Preferred Units. As at December 31, 2020, the Partnership had repurchased 123,467 of the Series A Preferred Units, 89,981 of the Series B Preferred Units and 96,977 of the Series E Preferred units, for a total cash payment of $6.2 million that resulted in a net gain on repurchase of $1.6 million, which was recorded in the Partnership's Consolidated Statement of Changes in Equity as an equity contribution to the Class A and Class B common unitholders, as well as the general partner.
Net Income (Loss) Per Limited Partner Unit
The general partner’s and common unitholders’ interests in net income (loss) are calculated as if all net income (loss) were distributed, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income (loss); rather, it provides that, with respect to any quarter, the general partner may elect to distribute Available Cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less, among other things, the amount of cash reserves established by the general partner’s board of directors to provide for the proper conduct of the Partnership’s business, including, among other things, any accumulated distributions on, or redemptions of, the Series A, Series B and Series E Preferred Units. Unlike available cash, net income (loss) is affected by non-cash items such as depreciation and amortization, unrealized gain or loss on derivative instruments and unrealized foreign currency translation gain and loss.
For all periods presented in these consolidated financial statements, no common unit equivalent warrants or restricted units were included in the computation of limited partners’ interest in net income (loss) per common unit - diluted, as their effect was anti-dilutive.
The weighted average number of total common units were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019
Weighted average number of total common units	411,148,991	410,727,035

Preferred Unit Distributions
The distributions payable or paid on the preferred units for the year ended December 31, 2020 were $32.1 million (December 31, 2019 - $32.2 million).
On January 28, 2021, the general partner of the Partnership declared the following distributions payable on February 16, 2021 to all preferred unitholders on record on February 8, 2021:
•Series A Preferred Units - $0.4531 per unit
•Series B Preferred Units - $0.5313 per unit
•Series E Preferred Units - $0.5547 per unit
In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and liquidation amounts on the Series A, Series B and Series E Preferred Units will be distributed to the common unitholders and the general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.